Debt (Long Term Debt - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Repayments of Long-term Debt	$ 26	$ 235	$ 1,379
Long Term Debt Aggregate Maturities, Year One	1
Long Term Debt Aggregate Maturities, Year Two	2
Long Term Debt Aggregate Maturities, Year Three	2
Long Term Debt Aggregate Maturities, Year Four	2
Long Term Debt Aggregate Maturities, Year Five	2
Long-term Debt, Maturities, Repayments of Principal after Year Five	1,900
Total interest expense	$ 128	$ 128	133
Affiliated Debt
Debt Instrument [Line Items]
Repayments of Long-term Debt			$ 75
Interest Rate			6.80%